Other operating income and expenses	12 Months Ended
Dec. 31, 2017
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20.- Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the years ended December 31, 2017, 2016 and 2015:

	For the twelve-month year ended December 31,
Other operating income	2017	2016	2015

Grants	59,707	59,085	67,859
Income from various services and insurance proceeds	21,137	6,453	998
Total	80,844	65,538	68,857

	For the twelve-month year ended December 31,
Other operating expenses	2017	2016	2015
Leases and fees	(6,641)	(5,309)	(3,865)
Operation and maintenance	(129,873)	(133,292)	(116,405)
Independent professional services	(36,178)	(30,515)	(19,046)
Supplies	(20,350)	(17,177)	(18,001)
Insurance	(24,289)	(23,390)	(20,277)
Levies and duties	(52,409)	(44,440)	(32,352)
Other expenses	(14,721)	(6,195)	(14,882)
Total	(284,461)	(260,318)	(224,828)

Grants income mainly relate to ITC cash grants and implicit grants recorded for accounting purposes in relation to the FFB loans with interest rates below market rates in Solana and Mojave projects (See Note 16).

Residual increase in other operating income relates primarily to insurance proceeds from claims in some assets of the Company.

The Company changed the presentation of “Other operating expenses” in 2016 to better reflect the nature of its business and costs. Prior years amounts have been reclassified to conform to the new classification presented in the table above.